Income Taxes (Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 3,335,000	$ 4,788,000
Expiry date	2038 to 2040	2037 to 2040
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 40,845,000	$ 37,363,000
Expiry date	2027 to 2037	2017 to 2036
Canadian eligible capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses		$ 1,000
Expiry date	No Expiry	No Expiry
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 385,000	$ 93,000
Expiry date	No Expiry	No Expiry
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 21,480,000	$ 33,503,000
Expiry date	No Expiry	No Expiry